11.30 Fidelity Advisor Series Equity Growth Fund PRO-03 | Fidelity Advisor® Series Equity Growth Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Advisor® Series Equity Growth Fund}	11.30 Fidelity Advisor Series Equity Growth Fund PRO-03 Fidelity Advisor® Series Equity Growth Fund Fidelity Advisor Series Equity Growth Fund-Default (Deleted)
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	none
[1]	Adjusted to reflect current fees.

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Expense Example {- Fidelity Advisor® Series Equity Growth Fund}	11.30 Fidelity Advisor Series Equity Growth Fund PRO-03 Fidelity Advisor® Series Equity Growth Fund Fidelity Advisor Series Equity Growth Fund-Default (Deleted) USD ($)
1 year	none
3 years	none
5 years	none
10 years	none